Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Other Liabilities, Current [Abstract]
Other Current Liabilities
Note 20 - Other Current Liabilities

	As of December 31,
(In $ millions)	2023	2022
Other current taxes payable (1)	19.7	11.4
VAT payable	17.5	22.7
Dividends payable (2)	11.9	—
Corporate income taxes payable	6.7	—
Accrued payroll and severance	0.8	0.2
Operating lease liability, current	0.5	0.5
Other current liabilities	6.1	1.4
Total other current liabilities	63.2	36.2
(1) Other current taxes payable includes withholding tax, payroll tax and other indirect tax related liabilities.
(2) On December 22, 2023, the Company declared a cash distribution of $0.05 per share, corresponding to a total of $11.9 million, which was paid to our shareholders on January 22, 2024.